Apr. 30, 2016
Federated Government Money Fund II

A Portfolio of Federated Insurance Series

PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO PROSPECTUSES DATED APRIL 30, 2016

1. Under the heading entitled "What are the Main Risks of Investing in the Fund?," delete "Interest Rate Risk" and replace it with the following:

"Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Recent and potential future changes in government monetary policy are likely to affect the level of interest rates."

2. Under the heading entitled "What are the Main Risks of Investing in the Fund?," delete "Regulatory Reform Risk" in its entirety.